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                                                           [LOGO] PIONEER
                                                                  INVESTMENTS(R)

                                   [GRAPHIC]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER HIGH YIELD VCT PORTFOLIO--CLASS II SHARES

                                                               SEMIANNUAL REPORT

                                                                   JUNE 30, 2001

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer High Yield VCT Portfolio

   Portfolio and Performance Update                        1

   Portfolio Management Discussion                         2

   Schedule of Investments                                 4

   Financial Statements                                    6

   Notes to Financial Statements                          10

PIONEER HIGH YIELD VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/01

PORTFOLIO DIVERSIFICATION

(As a percentage of total investment portfolio)

                                    [CHART]

Convertible Corporate Bonds    64%
Corporate Bonds                27%
Convertible Preferred Stock     9%

MATURITY DISTRIBUTION

(Effective life as a percentage of total investment portfolio

                                    [CHART]

0-1 year                2.5%
1-3 years              28.9%
3-4 years               9.8%
4-6 years              51.6%
6-8 years               1.0%
8+ years                6.2%

FIVE LARGEST HOLDINGS

(As a percentage of total investment in securities)

1.     Tower Automotive Inc., 5.0%, 8/1/04            5.13%
2.     Adaptec Inc., 4.75%, 2/1/04                    4.70
3.     Triquint Semiconductor, 4.0%, 3/1/07           4.64
4.     Quantum Corp., 7.0%, 8/1/04                    4.16
5.     Aspen Technology, 5.25%, 6/15/05               4.02

PRICES AND DISTRIBUTIONS

Net Asset Value per Share

DISTRIBUTIONS PER SHARE (5/1/01 - 6/30/01)

                                           6/30/01         5/1/01
Net Asset Value per Share                  $10.34          $10.51


                              INCOME          SHORT-TERM      LONG-TERM
DISTRIBUTIONS PER SHARE       DIVIDENDS       CAPITAL GAIN    CAPITAL GAIN
(5/1/01-6/30/01)              $0.159          $0.114          $ --

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER HIGH YIELD VCT PORTFOLIO at net asset value, compared to the growth of Merrill Lynch High Yield Master II Index and the Merrill Lynch Index of Convertible Bonds (Speculative Quality). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                                    [CHART]

                                          5/01            6/01
Pioneer High Yield VCT Portfolio*       $10,000          $9,909
ML High Yield Master II Index           $10,000          $9,849
ML Index of Convertible Bonds           $10,000          $9,737
(Speculative Quality)

The Merrill Lynch High Yield Master II Index is a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Merrill Lynch Index of Convertible Bonds (Speculative Quality) is a market-capitalization weighted index including mandatory and non-mandatory domestic corporate convertible securities. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. You cannot invest directly in the Indices.

[SIDENOTE]

AVERAGE ANNUAL TOTAL RETURNS
(As of June 30, 2001)

NET ASSET VALUE*

Life-of-Portfolio (5/1/01)     0.98%

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

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PORTFOLIO MANAGEMENT DISCUSSION 6/30/01

High-yield bonds showed continued signs of recovery during the short period that the Portfolio's Class II shares have been offered. Investors were heartened by the positive effects of an aggressive program of cuts in short-term interest rates implemented by the Federal Reserve Board. However, there was a sharp divergence between the performance of high-yield bonds issued by telecommunications companies, on the one hand, and most of the rest of the market on the other. Astutely led by Margie Patel, your Portfolio avoided the pitfalls that pocked the telecommunications sector and offered an outstanding return. In the following discussion, Margie Patel outlines the market and her successful strategy since the inception of the Portfolio's Class II shares.

Q:    HOW DID THE PORTFOLIO PERFORM SINCE ITS INCEPTION?

A: It outperformed the high-yield market as measured by the Portfolio's benchmark, Merrill Lynch High-Yield Master II Index. From its inception on May 1, 2001, through June 30, 2001, the Portfolio returned 0.98% at net asset value, compared to -0.92% for the Merrill Lynch Index.

Q:    WHAT WAS THE HIGH-YIELD BOND MARKET ENVIRONMENT LIKE DURING 2001?

A: Two stories developed in the high-yield market. One involved the continuing struggles of the telecommunications sector, which continued to be rocked by poor company performance and a rash of bankruptcies. The other tale was one of relative stability in the rest of the market, with the possible exception of a few, small commodity-based sectors like textiles. In this other side of the market, bonds maintained their prices while earning income in the 3% to 6% range. By reaching some stability, the high-yield market rebounded from the significant troubles it had encountered in 2000. The main factor that improved the backdrop was the Federal Reserve Board's dramatic and aggressive stance toward lowering short-term interest rates to support U.S. economic growth. Investors became more reassured that an economic recovery would occur at some point in the not-too-distant future, enough to sustain corporate earnings and support high-yield issuers. In addition, because of its previous difficulties, the high-yield market offered some very attractive yields relative to other investments. Investors from other sectors were lured to these yields within an environment of relative stability.

Q:    WHAT WERE THE FACTORS THAT DROVE THE PORTFOLIO'S PERFORMANCE?

A: The Portfolio benefited from a combination of an avoidance of the telecom sector and the price appreciation offered by some of the holdings. The Portfolio had a significant weighting in the technology sector - 42% of the Portfolio at the end of June - with a particular focus on semiconductor and semiconductor capital equipment firms, software providers, and companies that offer storage and peripherals. Among the technology investments that fared well were data storage firm ADAPTEC, GENERAL SEMICONDUCTOR, and electronics wholesaler WESCO DISTRIBUTION. Other securities that added to performance were a water utility, AZURIX, as well as EOT ENERGY and TOWER AUTOMOTIVE. These last two companies were chosen for the Portfolio because of their sensitivity to changes in interest rates. Their performance indeed improved as rates were on the decline.

      No period passes without its disappointments, and this timeframe was no exception. During the period, the Portfolio's investments in CRITICAL PATH and EXCITE@HOME were two that didn't come through as planned. The former, an email hosting service, saw its bonds' prices decline substantially due to accounting issues that caused the company's revenues to be stated materially lower. EXCITE@HOME declined because of concerns about negative cash flow in the company's web site operations as well as the potential of lower revenue from the broadband services the firm provides to its cable customers.

Q:    WHAT WAS YOUR INVESTMENT APPROACH DURING THE PERIOD?

A: My strategy hasn't changed. I continued to target investments on those sectors or industries with growth rates that are higher than the economy as a whole. Technology happens to be a sector that offers a significant opportunity to invest in a number of companies offering fast growth. As such, the tech sector is well represented in the Portfolio. Energy also continued to be attractive - investments in energy concerns made

[SIDENOTE}

The Portfolio invests in high yield bonds, which may be subject to greater principal fluctutation than investment grade bonds.

The Portfolio's Investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

      up just under 10% of the Portfolio at the end of the period - as tight supply and sustained demand for energy worldwide helped support exploration, drilling, and production activities.

      I continued to invest a significant part of the Portfolio roughly 62% as of the end of June - in discounted convertible securities that provide high yields and offer exposure to attractive industries where straight high-yield bonds are not available. These investments are particularly attractive because they offer the possibility of price appreciation when the value of the company's stock is on the rise. With many stocks on the decline and downward volatility marking the equity market, yields on many convertible securities have risen to very high levels, making many of them more attractive than ordinary high-yield alternatives.

Q:    WHAT IS YOUR OUTLOOK?

A: Aside from the telecommunications industry - which continues to have an ominous outlook - the high-yield bond sector continues to stabilize. Within an environment of stability, high-yield bonds should offer the possibility of modest price appreciation coupled with attractive income over the next 12 months.

SCHEDULE OF INVESTMENTS 6/30/01  (UNAUDITED)

  PRINCIPAL
     AMOUNT                                                         VALUE
                CONVERTIBLE PREFERRED STOCKS - 8.8%
                BASIC MATERIALS - 2.0%
                PAPER & FOREST PRODUCTS - 2.0%
      $ 6,500   International Paper Capital Trust,
                5.25%, 7/20/25                                   $   284,096
                                                                 -----------
                TOTAL BASIC MATERIALS                            $   284,096
                                                                 -----------

                CONSUMER CYCLICALS - 1.1%
                AUTOMOBILES - 1.1%
        3,000   Cummins Capital Trust,
                7.0%, 6/15/31 (144A)                             $   154,125
                                                                 -----------
                TOTAL CONSUMER CYCLICALS                         $   154,125
                                                                 -----------
                FINANCIALS - 3.0%
                CONSUMER FINANCE - 3.0%
       15,000   Nuevo Financing, 5.75%,12/15/26                  $   421,500
                                                                 -----------
                TOTAL FINANCIALS                                 $   421,500
                                                                 -----------

                UTILITIES - 2.7%
                NATURAL GAS - 2.7%
       31,000   Semco Energy Inc., 11.0%, 8/16/03                $   381,298
                                                                 -----------
                TOTAL UTILITIES                                  $   381,298
                                                                 -----------

                TOTAL CONVERTIBLE PREFERRED STOCKS
                (Cost $1,202,107)                                $ 1,241,019
                                                                 -----------

                CONVERTIBLE CORPORATE BONDS - 63.7%
                BASIC MATERIALS - 2.5%
                METALS MINING - 2.5%
      372,000   Inco Ltd., 7.75%, 3/15/16                        $   360,840
                                                                 -----------
                TOTAL BASIC MATERIALS                            $   360,840
                                                                 -----------

                CAPITAL GOODS - 2.6%
                ELECTRICAL EQUIPMENT - 1.9%
      300,000   Benchmark Electronics Inc.,
                6.0%, 8/15/06                                    $   265,269
                                                                 -----------

                MANUFACTURING (SPECIALIZED) - 0.7%
      100,000   Briggs & Stratton Corp., 5.0%, 5/15/06
                (144A)                                           $   104,188
                                                                 -----------
                TOTAL CAPITAL GOODS                              $   369,457
                                                                 -----------

                CONSUMER CYCLICALS - 13.3%
                AUTO PARTS & EQUIPMENT - 9.1%
      700,000   Mascotech Inc., 4.5%, 12/15/03                   $   567,875
      880,000   Tower Automotive Inc., 5.0%, 8/1/04                  727,751
                                                                 -----------
                                                                 $ 1,295,626
                                                                 -----------

                LODGING-HOTELS - 1.6%
      250,000   Hilton Hotels, 5.0%, 5/15/06                     $   225,625
                                                                 -----------

                SERVICES (ADVERTISING/MARKETING) - 2.6%
      175,000   Getty Images Inc., 5.0%,
                3/15/07 (144A)                                   $   136,194
      300,000   Getty Images Inc., 5.0%, 3/15/07                     233,475
                                                                 -----------
                                                                 $   369,669
                                                                 -----------
                TOTAL CONSUMER CYCLICALS                         $ 1,890,920
                                                                 -----------

                ENERGY - 5.8%
                OIL & GAS (DRILLING & EQUIPMENT) - 3.9%
     $100,000   Hanover Compressor Co., 4.75%, 3/15/08           $   103,506
      100,000   Key Energy Group Conv., 5.0%, 9/15/04                 89,963
      400,000   Parker Drilling Co., 5.5%, 8/1/04                    360,000
                                                                 -----------
                                                                 $   553,469
                                                                 -----------

                OIL & GAS (PRODUCTION/EXPLORATION) - 1.9%
      300,000   Pogo Producing Co., 5.5%, 6/15/06                $   266,787
                                                                 -----------
                TOTAL ENERGY                                     $   820,256
                                                                 -----------
                HEALTH CARE - 1.4%
                BIOTECHNOLOGY - 1.4%
      200,000   Cor Therapeutics, Inc., 4.5%, 6/15/06
                (144A)                                           $   193,960
                                                                 -----------
                TOTAL HEALTH CARE                                $   193,960
                                                                 -----------
                TECHNOLOGY - 38.1%
                COMMUNICATIONS EQUIPMENT - 1.5%
      250,000   Commscope Inc. Convertible
                Subordinated Note, 4.0%, 12/15/06                $   212,713
                                                                 -----------

                COMPUTERS (NETWORKING) - 1.7%
      100,000   At Home Corp., 4.75%, 12/15/06 (144A)            $    32,000
      665,000   At Home Corp., 4.75%, 12/15/06                       212,800
                                                                 -----------
                                                                 $   244,800
                                                                 -----------


                COMPUTERS (PERIPHERALS) - 4.2%
      680,000   Quantum Corp., 7.0%, 8/1/04                      $   590,750
                                                                 -----------

                COMPUTERS (SOFTWARE & SERVICES) - 6.1%
      700,000   Aspen Technology, 5.25%, 6/15/05                 $   570,500
      150,000   Critical Path Inc., 5.75%, 4/1/05 (144A)              34,800
      100,000   Critical Path Inc., 5.75%, 4/1/05                     23,200
      300,000   Radisys Corp., 5.5%, 8/15/07 (144A)                  205,008
       50,000   Radisys Corp., 5.5%, 8/15/07                          34,168
                                                                 -----------
                                                                 $   867,676
                                                                 -----------
                ELECTRONICS (COMPONENT DIST) - 4.7%
      775,000   Adaptec Inc., 4.75%, 2/1/04                      $   667,128
                                                                 -----------

                ELECTRONICS (SEMICONDUCTORS) - 11.7%
      630,000   Conexant Systems Inc., 4.0%, 2/1/07              $   281,207
      100,000   Cypress Semiconductor, 3.75%, 7/1/05                  84,675
      330,000   General Semiconductor, 5.75%, 12/15/06               314,289
      955,000   Triquint Semiconductor, 4.0%, 3/1/07                 658,950
      400,000   Vitesse Semiconductor, 4.0%, 3/15/05                 324,988
                                                                 -----------
                                                                 $ 1,664,109
                                                                 -----------

                EQUIPMENT (SEMICONDUCTOR) - 5.3%
      325,000   Advanced Energy Industries Inc.,
                5.25%, 11/15/06                                  $   353,649
      400,000   Cymer Inc., 7.25%, 8/6/04                            393,200
                                                                 -----------
                                                                 $   746,849
                                                                 -----------


   The accompanying notes are an integral part of these financial statements.

  PRINCIPAL
     AMOUNT                                                        VALUE
                SERVICES (DATA PROCESSING) - 2.9%
     $500,000   Checkfree Holdings Corp.,
                6.5%, 12/1/06                                   $   417,740
                                                                -----------
                TOTAL TECHNOLOGY                                $ 5,411,765
                                                                -----------

                TOTAL CONVERTIBLE CORPORATE BONDS
                (Cost $9,319,820)                               $ 9,047,198
                                                                -----------
                CORPORATE BONDS - 27.5%
                BASIC MATERIALS - 0.7%
                PAPER & FOREST PRODUCTS - 0.7%
      100,000   Fibermark Inc., 10.75%, 4/15/11 (144A)          $   102,000
                                                                -----------
                TOTAL BASIC MATERIALS                           $   102,000
                                                                -----------
                CAPITAL GOODS - 4.8%
                ELECTRICAL EQUIPMENT - 2.7%
      400,000   Advance Lighting Technologies, 8.0%,
                3/15/08                                         $   284,000
      100,000   Hadco Corp., 9.5%, 6/15/08                          105,000
                                                                -----------
                                                                $   389,000
                                                                -----------

                WASTE MANAGEMENT - 2.1%
      290,000   Azurix Corp., 10.75%, 2/15/10                   $   291,450
                TOTAL CAPITAL GOODS                             $   680,450
                COMMUNICATION - 2.2%
                TELECOMMUNICATIONS (LONG DISTANCE) - 2.2%
      400,000   SBA Communications, 12.00%, 3/1/08              $   312,000
                                                                -----------
                TOTAL COMMUNICATION                             $   312,000
                                                                -----------
                CONSUMER CYCLICALS - 5.7%
                BUILDING MATERIALS - 4.2%
      350,000   NCI Building Systems Inc., 9.25%, 5/1/09        $   320,250
      180,000   Nortek Inc., 9.125%, 9/1/07                         176,400
      100,000   Nortek Inc., 9.875%, 6/15/11 (144A)                  96,000
                                                                -----------
                                                                $   592,650
                                                                -----------

                RETAIL (DEPARTMENT STORES) - 1.5%
      300,000   J.C. Penny Co., 7.625%, 3/1/97                  $   210,000
                                                                -----------
                TOTAL CONSUMER CYCLICALS                        $   802,650
                                                                -----------
                CONSUMER STAPLES - 4.1%
                DISTRIBUTORS (FOOD & HEALTH) - 4.1%
      220,000   Fisher Scientific, 9.0%, 2/1/08                 $   217,800
      390,000   Wesco Distribution Inc., 9.125%, 6/1/08             370,500
                                                                -----------
                                                                $   588,300
                                                                -----------
                TOTAL CONSUMER STAPLES                          $   588,300
                                                                -----------

                ENERGY - 3.8%
                OIL & GAS (PRODUCTION/EXPLORATION) - 3.8%
     $500,000   Eott Energy Partners LP, 11.0%, 10/1/09         $   541,250
                                                                -----------
                TOTAL ENERGY                                    $   541,250
                                                                -----------
                FINANCIALS - 2.8%
                FINANCIAL (DIVERSIFIED) - 0.9%
      135,000   Forest City Enterprises, 8.5%, 3/15/08          $   130,950
                                                                -----------

                REAL ESTATE - 1.9%
      275,000   BF Saul REIT, 9.75%, 4/1/08                     $   266,750
                                                                -----------
                TOTAL FINANCIALS                                $   397,700
                                                                -----------
                TECHNOLOGY - 3.4%
                ELECTRONICS (SEMICONDUCTORS) - 3.4%
      300,000   Fairchild Semiconductor,
                10.375%, 10/1/07                                $   290,250
      200,000   Fairchild Semiconductor,
                10.5%, 2/1/09                                       193,500
                                                                -----------
                                                                $   483,750
                                                                -----------
                TOTAL TECHNOLOGY                                $   483,750
                                                                -----------
                TOTAL CORPORATE BONDS
                (Cost $3,841,346)                               $ 3,908,100
                                                                -----------
                TOTAL INVESTMENT IN SECURITIES
                (Cost $14,363,273)                              $14,196,317
                                                                ===========

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2001, the value of these securities amounted to $1,058,275 or 7.1% of total net assets.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 6/30/01

                                                                        5/1/01
                                                                         TO
                                                                       6/30/01
                                                                     (UNAUDITED)
CLASS II (a)
Net asset value, beginning of period                                   $10.51
                                                                       ------
Increase (decrease) from investment operations:
  Net investment income                                                $ 0.16
  Net realized and unrealized gain (loss) on investments                (0.06)
                                                                       ------
  Net increase from investment operations                              $ 0.10
Distributions to shareowners:
  Net investment income                                                 (0.16)
  Net realized gain                                                     (0.11)
                                                                       ------
   Net decrease in net asset value                                     $(0.17)
                                                                       ------
Net asset value, end of period                                         $10.34
                                                                       ======
Total return*                                                            0.98%
Ratio of net expenses to average net assets                              1.41%**
Ratio of net investment income to average net assets                     9.24%**
Portfolio turnover rate                                                    58%**
Net assets, end of period (in thousands)                               $    2
Ratios assuming no waiver of management fees by PIM:
  Net expenses                                                           2.24%**
  Net investment income                                                  8.41%**

(a) Class II shares were first publicly offered on May 2, 2001.
 * Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 6/30/01  (UNAUDITED)

                                                               PIONEER
                                                              HIGH YIELD
                                                             VCT PORTFOLIO
ASSETS:
 Investment in securities, at value (cost $14,363,273)        $14,196,317
 Cash                                                             365,352
 Receivables -
  Fund shares sold                                                 29,819
  Dividends, interest and foreign taxes withheld                  250,042
Other                                                                 451
                                                              -----------
    Total assets                                              $14,841,981

LIABILITIES:
 Payables -
  Fund shares repurchased                                     $        50
  Dividends                                                         6,886
 Due to affiliates                                                  9,800
 Accrued expenses                                                  17,136
                                                              -----------
    Total liabilities                                         $    33,872
                                                              -----------

NET ASSETS:
 Paid-in capital                                              $14,983,670
 Accumulated net investment income                                  4,693
 Accumulated undistributed net realized gain                       76,702
 Net unrealized gain (loss) on Investments                       (166,956)
                                                              -----------
    Total net assets                                          $14,808,109
                                                              -----------

NET ASSET VALUE PER SHARE:
 CLASS I:
 (Unlimited number of shares authorized)
 Net assets                                                   $14,806,089
 Shares outstanding                                             1,431,949
 Net asset value per share                                    $     10.34
                                                              ===========

CLASS II:
(Unlimited number of shares authorized)
Net assets                                                    $     2,020
Shares outstanding                                                    195
Net asset value per share                                     $     10.36
                                                              ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                PIONEER
                                                               HIGH YIELD
                                                             VCT PORTFOLIO

                                                            SIX MONTHS ENDED
                                                                6/30/01
INVESTMENT INCOME:
  Dividends                                                   $    27,129
  Interest                                                        541,544
                                                              -----------
    Total investment income                                   $   568,673

EXPENSES:
  Management fees                                             $    34,073
  Transfer agent fees                                                 344
  Distribution fees (Class II)                                          1
  Administrative fees                                              15,385
  Custodian fees                                                    9,631
  Professional fees                                                12,731
  Printing                                                            181
  Fees and expenses of nonaffiliated trustees                       2,985
  Miscellaneous                                                     3,283
                                                              -----------
    Total expenses                                            $    78,614
    Less management fees waived and expenses
     assumed by Pioneer Investment Management, Inc.               (14,409)
                                                              -----------
    Net expenses                                              $    64,205
                                                              -----------
      Net investment income                                   $   504,468
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS:
 Net realized gain from Investments                           $    76,828
 Change in net unrealized loss from Investments                   333,380
                                                              ===========
 Net gain on investments                                      $   410,208
                                                              ===========
 Net increase in net assets resulting
  from operations                                             $   914,676
                                                              ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         PIONEER
                                                                        HIGH YIELD
                                                                      VCT PORTFOLIO

                                                              SIX MONTHS
                                                                 ENDED           5/1/00
                                                                6/30/01          THROUGH
                                                              (UNAUDITED)       12/31/00
FROM OPERATIONS:
  Net investment income                                       $   504,468       $  269,945
  Net realized gain on investments                                 76,828          155,792
  Change in net unrealized gain (loss)
    on investments                                                333,380         (500,336)
                                                              -----------       ----------
    Net increase (decrease) in net assets
     resulting from operations                                $   914,676       $  (74,599)
                                                              -----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                     $  (501,288)      $ (268,402)
  Class II                                                            (30)              --
Net realized gain
  Class I                                                        (155,896)              --
  Class II                                                            (22)
                                                              -----------       ----------
    Total distributions to shareowners                        $  (657,236)      $ (268,402)
                                                              -----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $11,303,420       $7,818,141
Reinvestment of distributions                                     629,803          238,138
Cost of shares repurchased                                     (4,231,109)      (1,364,723)
                                                              -----------       ----------
    Net increase in net assets
      resulting from fund share transactions                  $ 7,702,114       $6,691,556
                                                              ===========       ==========
    Net increase in net assets                                $ 7,959,554       $6,348,555

NET ASSETS:
Beginning of period                                             6,848,555          500,000
                                                              ===========       ==========
End of period                                                 $14,808,109       $6,848,555
                                                              ===========       ==========
Accumulated net investment income,
  end of period                                               $     4,693       $    1,543
                                                              ===========       ==========

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/01 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

  Pioneer Emerging Markets VCT Portfolio
    (Emerging Markets Portfolio)
  Pioneer Global Financials VCT Portfolio
    (Global Financials Portfolio)
  Pioneer Europe VCT Portfolio (Europe Portfolio)
  Pioneer International Value VCT Portfolio
    (International Value Portfolio)
  Pioneer Small Company VCT Portfolio
    (Small Company Portfolio)
  Pioneer Mid-Cap Value VCT Portfolio
    (Mid-Cap Value Portfolio)
  Pioneer Growth Shares VCT Portfolio
    (Growth Shares Portfolio)
  Pioneer Fund VCT Portfolio
    (Fund Portfolio)
  Pioneer Equity-Income VCT Portfolio
    (Equity-Income Portfolio)
  Pioneer Balanced VCT Portfolio
    (Balanced Portfolio)
  Pioneer Strategic Income VCT Portfolio
    (Strategic Income Portfolio)
  Pioneer Swiss Franc Bond VCT Portfolio
    (Swiss Franc Bond Portfolio)
  Pioneer America Income VCT Portfolio
    (America Income Portfolio)
  Pioneer Money Market VCT Portfolio
    (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

  Pioneer Global Health Care VCT Portfolio
    (Global Health Care Portfolio)
  Pioneer Global Telecoms VCT Portfolio
    (Global Telecoms Portfolio)
  Pioneer Europe Select VCT Portfolio
    (Europe Select Portfolio)
  Pioneer Science & Technology VCT Portfolio
    (Science & Technology Portfolio)
  Pioneer Real Estate Growth VCT Portfolio
    (Real Estate Growth Portfolio)
  Pioneer High Yield VCT Portfolio
    (High Yield Portfolio)

Portfolio share may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of High Yield VCT Portfolio is to maximize total return through a combination of income and capital appreciation. The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Because the Real Estate Growth Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Portfolios may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended June 30, 2001, the Fund paid no such taxes.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E. PORTFOLIO SHARES

   The Portfolios record sales and repurchases of their fund shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $645,588 in commissions on the sale of trust shares for the six months ended June 30, 2001.

F. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.65% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2001, $9,800 was payable to PIM related to management fees, administrative fees and certain other services:

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc., a majority owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Portfolio pays PFD the principal underwriter for the Trust, and a majority owned indirect subsidiary of UniCredito Italiano, a distribution fee of 0.25% of the average daily net assets attributable to Class II shares.

5. EXPENSE OFFSETS

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolios' total expenses. For the six months ended June 30, 2001, the Portfolios' expenses were not reduced under such arrangements.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2001, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                           GROSS                    GROSS               NET APPRECIATION/
PORTFOLIO                      TAX COST                  APPRECIATION            DEPRECIATION            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio          $14,366,082                 $451,421                $(621,186)              $(169,765)

7. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2001, were $9,305,913 and 3,059,588, respectively.

8. CAPITAL SHARES

At June 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                   '01 SHARES         '01 AMOUNT        '00 SHARES      '00 AMOUNT
                                   (UNAUDITED)        (UNAUDITED)
                                   ---------------------------------------------------------------
HIGH YIELD PORTFOLIO
CLASS I:
Shares sold                        1,082,636          $11,301,420         760,084      $ 7,818,141
Reinvestment of distributions         60,608              629,750          23,466          238,138
Shares repurchased                  (408,426)          (4,231,109)       (136,419)      (1,364,723)
                                   ---------------------------------------------------------------
  Net increase                       734,818          $ 7,700,061         647,131      $ 6,691,556
                                   ===============================================================
CLASS II:
Shares sold                              190          $     2,000
Reinvestment of distributions              5                   53
Shares repurchased                        --                   --
                                   ------------------------------
  Net increase                           195          $     2,053
                                   ==============================

[LOGO] PIONEER
       INVESTMENTS(R)

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS

JOHN F. COGAN, JR., PRESIDENT
DAVID D. TRIPPLE, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES

JOHN F. COGAN, JR., CHAIRMAN
RICHARD H. EGDAHL, M.D.
MARGUERITE A. PIRET
DAVID D. TRIPPLE
STEPHEN K. WEST
MARY K. BUSH
MARGARET B.W. GRAHAM
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER

PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN

BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL

HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   10159-00-0801